Accounting policies and method of measurement (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies And Method Of Measurement
Foreign currency transactions

a) Foreign currency transactions

The financial statements are presented in Brazilian Reais, the functional and reporting currency of Banco Santander and its subsidiaries.

The assets and liabilities and foreign subsidiary are converted to Real as follows:

- Assets and liabilities are translated at the exchange rate at the balance sheets date.

- Revenues and expenses are translated at the monthly average exchange rates.

- Gain and losses on translation of net investment are recorded in the statement of comprehensive income, in “exchange rate of investees located abroad”.

Basis of consolidation

b) Basis of consolidation

i. Subsidiaries

“Subsidiaries” are defined as entities over which the Bank has control. Control is based on whether the Bank has: i) power over the investee; ii) exposure, or rights, to variable returns from its involvement with the investee; and iii) the ability to use its power over the investee to affect the amount of the returns, as set forth in the law, the Bylaws or agreement.

Consolidation of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control of the subsidiary. Specifically, income and expense of a subsidiary acquired or disposed during the year are included in the consolidated income statement and other comprehensive income from the date the Bank gains controls until the date when the Bank ceases to control the subsidiary.

Profit or loss and each component of Other Comprehensive Income are attributed to the owners of the Bank and to the non-controlling interests even if the effect is attributed to non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Bank and to the non-controlling interest even if this generates a negative balance for non-controlling interests. All transactions, balances, income and expenses between the companies of the Santander Group are eliminated in the consolidated financial statements.

Changes in the Santander Group’s interest in a subsidiary that do not result in loss of control are registered as equity transactions. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Bank loses control of a subsidiary, the gain or loss is recognized in the statement of income and is calculated as the difference between: (i) the sum of the fair value of considerations received and the fair value of the residual interest; and (ii) the past balance of assets (including goodwill) and liabilities of the subsidiary and non-controlling interests, if any. All amounts previously recognized in “Other comprehensive income” related to the subsidiary are accounted for as if the Bank had directly disposed of the corresponding assets or liabilities of the subsidiary (i.e., reclassified to profit or loss or transferred to another equity account, as required or permitted by applicable IFRSs). The fair value of any investment held in the former subsidiary on the date of loss of control is considered as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments or, when applicable, the cost on initial recognition of an investment in an associate or joint venture.

ii. Interests in joint ventures (jointly controlled entities) and associates

Joint ventures mean interests in entities that are not subsidiaries but which are jointly controlled by two or more unrelated entities. This is evidenced by contractual arrangements whereby two or more entities (“ventures”) acquire interests in entities (jointly controlled entities) so that strategic financial and operating decisions affecting the joint venture require the unanimous consent of the ventures.

Associates are entities over which the Bank is in a position to exercise significant influence (significant influence is the power to participate in the financial and operating decisions of the investee) but it does not control or has joint control over the investee.

In the consolidated financial statements, interest in joint ventures and investments in associates are registered using the equity method, i.e. at the Bank’s share of net assets of the investee, after taking into consideration the dividends received from capital reductions and other related transactions. Relevant information regarding companies registered under the equity method by the Bank is provided in note 11.

iii. Business combinations, acquisitions and disposals

A business combination is the combination of two or more separate entities or economic units into one single entity or group of entities and is registered in accordance with IFRS 3 - “Business Combinations”.

Business combinations are carried out so that the Bank obtains control over an entity and are recognized for accounting purposes as follow:

• The Bank measures the cost of the business combination, defined as the fair value of the assets offered, the liabilities incurred and the equity instruments issued, if any.

• The fair values of the assets, liabilities and contingent liabilities of the acquired entity or business, including any intangible assets which might not have been recognized by the acquiree, are estimated at the acquisition date and recognized in the consolidated financial statement.

• The excess of the acquisition cost over the fair value of the identifiable net assets acquired are recognized as goodwill (note 13). The excess of fair value of the identifiable net assets over the acquisition cost is an advantageous purchase gain and it is recorded as income on the date of the acquisition.

The note 3 includes a description of the most significant transaction carried out in 2022, 2021 and 2020.

iv. Investment Funds

These include investment funds in which the Santander Group companies hold a substantial interest or the entirety of the interests and are therefore exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the fund, in accordance with IFRS 10 - Consolidated Financial Statements and are therefore, consolidated in these financial statements.

Definitions and classification of financial instruments

c) Definitions and classification of financial instruments

i. Definitions

“Financial instrument” is any contract that gives rise to a financial asset of one entity and, simultaneously, to a financial liability or financial interest of another entity.

“Equity instrument” is any agreement that evidences a residual interest in the asset of the issuing entity after deducting all of its liabilities.

“Financial derivative” is a financial instrument whose value changes in response to the change in an observable market variable (such as an interest rate, foreign exchange rate, financial instrument price, market index or credit rating), whose initial investment is zero or very small compared with other financial instruments with a similar response to changes in market factors, and which is settled at a future date.

“Hybrid financial instruments” are contracts that simultaneously include a non-derivative host contract together with a derivative, known as an embedded derivative, that is not separately transferable and has the effect to make part of the cash flow of the hybrid contract vary similar to a stand-alone derivative.

The following transactions are not treated for accounting purposes as financial instruments:

• Investments in subsidiaries, jointly controlled entities and associates (note 3&11).

• Rights and obligations under employee benefit plans (note 21).

ii. Classification of financial assets for measurement purposes

Financial assets are initially classified in the different categories used for management and measurement purposes, except when their presentation is mandatory as "Non-current assets held for sale or if they refer to "Cash and reserves at the Central Bank of Brazil", "Derivatives used as a hedge” and “Investments in associates”, which are accounted for separately.

Financial assets are included for measurement purposes in one of the following categories:

• Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading: this category includes the financial assets acquired to generate short-term profit resulting from the fluctuation of its prices and financial derivatives not classified as hedging instruments, whose primary intention of the Bank is to trade them frequently.

• Financial Assets Measured At Fair Value Through Profit Or Loss: this category includes the financial assets that did not meet the pre-established criteria when evaluating the SPPI Test (Solely Payment of Principal and Interest).

• Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss: this category includes the financial assets that at the time of initial designation was made the (Fair Value Option).

• Financial assets measured at fair value in Other Comprehensive Income: are financial assets that meet the SPPI criteria, whose objective is to hold the assets to receive contractual cash flows and also for sale.

Results arising from changes in fair value are recognized in the item adjustment to market value in shareholders' equity, with the exception of impairment losses, which are recognized in profit or loss. When the financial asset is disposed of or shows signs of a decline in fair value due to non-recovery, the income previously accumulated in the account for adjustments to fair value in equity is reclassified to income.

• Financial Assets Measured At Amortized Cost: this category includes financing granted to third parties, based on their nature, irrespective of the type of borrower and the form of financing, including finance lease transactions in which the consolidated entities act as lessors. The consolidated entities generally intend to hold the loans and credits granted by them until their final maturity and, therefore, they are presented in the consolidated balance sheets at their amortized cost (which includes the required adjustments to reflect estimated impairment losses).

iii. Classification of financial assets for presentation purposes

Financial assets are classified by nature in the following headings of the consolidated balance sheet:

• Cash and reserves at the Central Bank of Brazil”: cash balances and demand credit balances referring to deposits at Bacen.

• Financial Assets Measured At Amortized Cost: includes the debit balances of all credit and loans granted by the Bank, other than those represented by securities, as well as finance lease receivables and other debit balances of a financial nature in favor of the Bank, such as checks drawn on credit institutions, balances receivable from clearing houses and settlement agencies for transactions on the stock exchange and organized markets, bonds given in cash, capital calls, fees and commissions receivable for financial guarantees and debit balances arising from transactions not originating in banking transactions and services, such as the collection of rentals and similar items.

• Loans and other amounts with credit institutions: credit of any nature in the name of financial institutions.

• Loans and advances to clients: includes debit balances of all the remaining credit and loans granted by the Bank, including money market operations through centralized counterparties.

• Debt instruments: bonds and other securities that represent a debt for their issuer, that generate an interest return, and that are in the form of certificates or book entries.

• Equity instruments: financial instruments issued by other entities, such as shares, with the nature of equity instruments for the issuer, except investments in subsidiaries, jointly controlled entities or affiliates. Unconsolidated investment fund shares are included under this heading.

• Trading derivatives: includes the fair value in favor of the Bank of derivatives which do not form part of hedge accounting.

• Derivatives used as a hedge: includes the fair value in favor of the Bank of the derivatives designated as hedging instruments (hedge).

• Investments in associates and jointly controlled companies: includes the investments made in the share capital of associates and jointly controlled companies.

iv. Classification of financial liabilities for measurement purposes

Financial liabilities are classified for measurement purposes into one of the following categories:

• Other Financial Assets At Fair Value Through Profit: this category includes financial liabilities incurred for the purpose of generating a profit in the near term from fluctuations in their prices, financial derivatives not designated as hedging instruments, and financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements ("reverse repos") or borrowed (short positions).

• Other Financial Assets At Fair Value Through Profit: financial liabilities are included in this category when they provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases, or because a group of financial liabilities or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group's key management personnel.

• Financial liabilities at amortized cost: financial liabilities, irrespective of their instrumentation and maturity, not included in any of the above-mentioned categories which arise from the ordinary borrowing activities carried on by financial institutions.

v. Classification of financial liabilities for presentation purposes

Financial liabilities are classified by nature in the following headings of the consolidated balance sheet:

• “Central Bank of Brazil deposits”: deposits of any nature received from Bacen.

• “Deposits from credit institutions”: deposits of any nature, including obligations for loans and onlending and open market funding, received from credit institutions.

• “Customer deposits”: includes deposits of any nature, such as demand, savings and time deposits, including open market transactions received from customers.

• “Obligations on marketable securities”: includes the value of bonds and other debts represented by negotiable securities, except for subordinated liabilities.

• “Derivatives”: includes the fair value with the Bank's negative balance of derivatives that are not part of hedge accounting.

• “Short positions”: includes the value of financial liabilities resulting from the direct sale of financial assets purchased through resale or borrowed commitments.

• “Subordinated debts”: value of financing received which, for the purposes of payment priority, are below ordinary debts. This category also includes financial instruments issued by the Bank that, although constituting shares for legal purposes, do not meet the requirements for classification as shares.

• “Other financial liabilities”: includes the value of payment obligations of the nature of financial liabilities not included in other headings and liabilities subject to financial guarantee contracts, unless classified as doubtful.

• “Derivatives used as a hedge: includes the fair value of the Bank's liabilities related to derivatives designated as hedging instruments (hedge).

• “Equity instruments”: financial instruments issued by other entities, such as shares, with the nature of equity instruments for the issuer, except investments in subsidiaries, joint ventures or affiliates.

Funding, debt notes issued and other liabilities

d) Funding, debt notes issued and other liabilities

Fundraising instruments are initially recognized at fair value, which is basically considered to be the transaction price. They are subsequently measured at amortized cost (accrual) with the associated expenses recognized as a finance cost.

Among the criteria for initial recognition of liabilities, mention should be made of those instruments of a compound nature, which are classified as such, given the existence of a debt instrument (liability) and an embedded equity component (derivative).

The registration of a compound instrument consists of the conjugation of (i) a main instrument, which is recognized as a genuine liability of the entity (debt) and (ii) an equity component (convertibility derivative into common shares).

The issuance of “Notes” must be registered in a specific liability account and updated according to the agreed rates and adjusted for the effect of exchange variation, when denominated in foreign currency.

All remuneration related to these instruments, such as interest and exchange variation (difference between the functional currency and the currency in which the instrument was denominated) must be accounted for as expenses for the period, obeying the accrual basis.

Details on the issuance of these debt instruments eligible for capital are described in Note 19.

Measurement of financial assets and liabilities and recognition of fair value changes

e) Measurement of financial assets and liabilities and recognition of fair value changes

In general, financial assets and liabilities are initially recognized at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments not measured at fair value through profit or loss, are adjusted by the transaction costs. Financial assets and liabilities are subsequently measured at each period-end as follows:

i. Measurement of financial assets

Financial assets are measured at fair value, without deducting estimated transaction costs that would eventually be incurred upon disposal, except for financial assets measured at amortized cost, investments held to maturity, equity instruments whose fair value cannot be determined in a sufficiently objective manner and financial derivatives whose object is equity instruments of this type and which are settled upon delivery of these instruments.

The “fair value” of a financial instrument at a given date is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it in an active, transparent and meaningful market (“quoted price” or “market price”).

If there is no market price for a given financial instrument, its fair value is estimated based on valuation techniques normally adopted by the international financial community, taking into account the specific characteristics of the instrument to be measured and, above all, the different types of risks associated with it.

All derivatives are recognized in the balance sheet at fair value from the trade date. When the fair value is positive, they are recognized as assets; when negative, as liabilities. Changes in the fair value of derivatives since the trade date are recognized under “Gains (losses) on financial assets and liabilities” in the consolidated statement of income. Specifically, the fair value of standard financial derivatives included in portfolios of financial assets or liabilities measured at fair value through profit or loss is considered equivalent to their daily quoted price; if, for exceptional reasons, it is not possible to determine the quoted price on a specific date, these derivatives are measured using methods similar to those used to measure derivatives traded on the over-the-counter market.

The fair value of derivatives traded on the over-the-counter market is considered equivalent to the sum of future cash flows resulting from the instrument, discounted to present value on the measurement date ("present value" or "theoretical closing"), adopting valuation techniques commonly adopted by financial markets: Net Present Value - NPV, option pricing models and other methods.

“Financial assets measured at amortized cost” and “Investments held to maturity” are measured at amortized cost, using the effective interest rate method. “Amortized cost” is the acquisition cost of a financial asset or liability, plus or minus, as the case may be, principal payments and the accumulated amortization (included in the income statement) of the difference between the initial cost and the carrying amount. maturity. In the case of financial assets, the amortized cost also includes any reductions due to non-recovery or impossibility of collection. In the case of financial assets measured at amortized cost that are hedged in fair value hedges, changes in the fair value of these assets related to the risk(s) that are hedged are recognized.

The “Effective interest rate” is the discount rate that corresponds exactly to the initial value of the financial instrument in relation to the totality of its estimated cash flows, of all kinds, throughout its remaining useful life. In the case of fixed income financial instruments, the effective interest rate coincides with the contractual interest rate defined on the contracting date, plus, as the case may be, commissions and transaction costs that, by their nature, are part of their financial feedback. In the case of variable income financial instruments, the effective interest rate coincides with the rate of return in effect on all commitments up to the next reference date for interest renewal.

Equity instruments whose fair value cannot be determined objectively enough are measured at acquisition cost, adjusted, as the case may be, for related impairment losses.

The amounts at which financial assets are recognized represent, in all material respects, the Bank's maximum exposure to credit risk on the date of each of the financial statements. In addition, the Bank received guarantees and other credit enhancements to mitigate its exposure to credit risk, which mainly comprise mortgages, cash collateral, equity instruments, sureties, assets leased under leasing and lease agreements, assets acquired under commitments repurchase agreements, securities lending and derivatives.

ii. Measurement of financial liabilities

In general, financial liabilities are measured at amortized cost, as previously defined, except for those included in the headings "Financial liabilities measured at fair value through profit or loss" and "Other financial liabilities measured at fair value through profit or loss" and financial liabilities designated as subject hedges (or hedging instruments) into fair value hedges, which are measured at fair value.

iii. Recognition of fair value changes

As a general rule, changes in the carrying amount of financial assets and liabilities are recognized in the consolidated income statement, distinguishing between those arising from the accrual of interest and similar items -which are recognized under “Interest and similar income” or “Interest expense and similar charges”, as appropriate - and those arising for other reasons, which are recognized at their net amount in the heading “Gains (losses) on financial assets and liabilities (net)”.

Adjustments due to changes in fair value arising from Available-for-sale financial assets are recognized temporarily in equity in then heading “Other Comprehensive Income”. Items charged or credited to this account remain in the Bank’s consolidated equity until the related assets are written-off, whereupon they are charged to the consolidated income statement.

iv. Hedging transactions

The consolidated entities use financial derivatives for the following purposes: i) to provide these instruments to clients who request them in the management of their market and credit risks; ii) to use these derivatives in the management of the risks of the Bank entities' own positions and assets and liabilities (“hedging derivatives”); and iii) to obtain gains from changes in the prices of these derivatives (“financial derivatives”).

Financial derivatives that do not qualify for hedge accounting are treated for accounting purposes as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

1. The derivative hedges one of the following three types of exposure:

a. Changes in the fair value of assets and liabilities due to fluctuations, among other, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);

b. Changes in the estimated cash flows arising from financial assets and liabilities, commitments and highly probable forecast transactions (“cash flow hedge”);

c. The net investment in a foreign operation (hedge of a net investment in a foreign operation).

2. It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:

a. At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (prospective effectiveness).

b. There is sufficient evidence that the hedge was actually effective during the whole life of the hedged item or position (retrospective effectiveness).

3. There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this effective hedge was expected to be achieved and measured, provided that this is consistent with the Bank’s management of own risks.

The changes in value of financial instruments qualifying for hedge accounting are recognized as follows:

a. In fair value hedges, the gains or losses arising on both the hedging instruments and the hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated income statement.

b. In cash flow hedges, the effective portion of the change in value of the hedging instrument is recognized temporarily in equity under “Other comprehensive Income - Cash flow hedges” until the forecast transactions occur, when it is recognized in the consolidated income statement, unless, if the forecast transactions result in the recognition of non-financial assets or liabilities, it is included in the cost of the non-financial asset or liability. The ineffective portion of the change in value of hedging derivatives is recognized directly in the consolidated income statement.

c. The ineffective portion of the gains and losses on the hedging instruments of cash flow hedges and hedges of a net investment in a foreign operation are recognized directly under “Gains (losses) on financial assets and liabilities (net)” in the consolidated income statement.

If a derivative designated as a hedge instrument no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, the derivative is classified as a derivative measured at fair value through profit or loss.

When fair value hedge accounting is discontinued (expired, sold our no longer meet hedge accounting criteria) the adjustments previously recognized on the hedged item are transferred to profit or loss at the effective interest rate re-calculated at the date of hedge discontinuation. The adjustments must be fully amortized at maturity.

When cash flow hedges are discontinued, any cumulative gain or loss on the hedging instrument recognized in equity in the heading "Other comprehensive Income” (from the period when the hedge was effective) remains recognized in equity until the forecast transaction occurs at which time it is recognized in profit or loss, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recognized immediately in profit or loss.

For the accounting and disclosure of the hedge accounting structures as of December 31, 2022, the bank used the faculty of IFRS 9, to maintain the practices determined by IAS 39.

Settlement of financial assets and liabilities

f) Settlement of financial assets and liabilities

Write-off of Financial Assets

The Bank derecognizes a financial asset when the contractual rights to the cash flows from the asset expire or when it transfers the rights to receive the contractual cash flows in a transaction in which essentially all the risks and rewards of ownership of the financial asset are transferred or in which the Bank does not transfer or retain substantially all the risks and rewards of ownership of the financial asset and does not control the financial asset.

On derecognition of a financial asset, the difference between the carrying amount of the asset (or carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained, less any new liability assumed) and (ii) any accumulated gains or losses recognized in “Other Comprehensive Income” are recorded in income.

As of the IFRS opening date, mentioned above, any accumulated gains/losses recognized in “Other Comprehensive Income” in relation to equity instruments designated at fair value through Other Comprehensive Income are not recorded in income upon derecognition of these securities.

The Bank carries out operations in which it transfers the assets recognized in its balance sheet, but retains all or substantially all the risks and benefits of the transferred assets or part of them. In these cases, the transferred assets are not written off. Examples of these operations include assignments of loan portfolios with recourse. In transactions in which the Bank does not retain or transfer substantially all the risks and rewards of ownership of a financial asset and controls the asset, the Bank continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

Write-off of Financial Assets by Assignment of Credit

The accounting treatment of transfers of financial assets depends on the extent to which the risks and benefits related to the transferred assets are transferred to third parties:

If the Bank substantially transfers all risks and rewards to third parties, unconditional sale of financial assets, sale of financial assets based on an agreement that provides for their repurchase at fair value on the repurchase date, sale of financial assets with an option purchase a call or a put sale that is significantly off-priced, asset securitizations in which the transferor does not retain a subordinated debt or grant a credit enhancement to new holders, and other similar events, the transferred financial asset is written off and any rights or obligations retained or created in the transfer are recognized simultaneously.

If the Bank retains substantially all the risks and rewards associated with the transferred financial asset, sale of financial assets based on an agreement that provides for their repurchase at a fixed price or at the sale price plus interest, a securities loan agreement in which the borrower undertakes to return the same or similar assets and other similar hypotheses, the transferred financial asset is not written off and continues to be measured using the same criteria used before the transfer. However, the following items are recognized:

A corresponding financial liability, for an amount equal to the consideration received; this liability is subsequently measured at amortized cost.

The income from the transferred financial asset not derecognized and any expense incurred on the new financial liability.

If the Bank does not transfer or retain substantially all the risks and rewards associated with the transferred financial asset - sale of financial assets with a purchased call option or written put option that is not significantly out of price, securitization of assets in which the transferor retains subordinated debt or other type of credit enhancement in respect of a portion of the transferred asset and other similar assumptions - the following distinction is made:

If the transferor does not retain control of the transferred financial asset, the asset is derecognized and any rights or obligations retained or created on the transfer are recognized.

If the transferor retains control, it continues to recognize the transferred financial asset at an amount equivalent to its exposure to changes in value and recognizes a financial liability associated with the transferred financial asset. The net carrying amount of the transferred asset and related liability is the amortized cost of the retained rights and obligations, if the transferred asset is measured at amortized cost, or the fair value of the retained rights and obligations, if the transferred asset is measured at fair value.

Write-off of Financial Liabilities

The Bank writes off a financial liability when its contractual obligations are extinguished, canceled or when they expire.

Offsetting of financial instruments

g) Offsetting of financial instruments

Financial assets and liabilities are offset, i.e., recorded in the balance sheet at their net amount, only if the Bank and its subsidiaries currently have a legally enforceable right to offset the recognized amounts and intend to settle on a net basis, or realize the asset and settle the passive simultaneously.

Obligation Clearing and Settlement Agreements – IFRS 07 – Derivative Instruments (Disclosure) - Banco Santander has an obligation clearing and settlement agreement within the scope of the National Financial System (SFN), entered with individuals and legal entities that are or are not part of the SFN, resulting in greater guarantee of financial settlement, with the parties that have this type of agreement. These agreements establish that payment obligations to Banco Santander arising from credit operations and derivatives, in the event of default by the counterparty, will be offset against Banco Santander's payment obligations together with the counterparty.

The following table provides details of financial assets and liabilities subject to offsetting as of December 31, 2022, 2021 and 2020:

Thousand of reais			2022
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	22,433,990	(458,166)	21,975,824

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	19,157,491	(458,166)	18,699,325

Thousand of reais			2021
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	21,575,848	(435,925)	21,139,923

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	25,054,906	(435,925)	24,618,981

Thousand of reais			2020
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	26,808,180	(560,666)	26,247,514

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	29,917,498	(560,666)	29,356,832

Impairment of financial assets

h) Impairment of financial assets

i. Definition

A financial asset is considered impaired when there is objective evidence that events have occurred which:

• Give rise to an adverse impact on the future cash flows that were estimated at the transaction date, in the case of debt instruments (loans and debt securities);

• In the case of equity instruments, mean that their carrying amount may not be fully recovered.

• Arising from the violation of terms of loans, and

• During the Bankruptcy process.

As a general rule, whenever the above events are observed, the carrying amount of impaired financial assets is adjusted by recording a provision for impairment charge to the expense as “Losses on financial assets (net)” in the consolidated statement of income. The reversal of previously recorded losses is recognized in the consolidated statement of income in the period in which the impairment decreases and can be objectively related to a recovery event.

ii. Debt instruments carried at amortized cost

The amount of an impairment loss incurred for determination of the recoverable amount on a debt instrument measured at amortized cost is equal to the difference between its carrying amount and the present value of its estimated future cash flows (excluding future credit losses that have not been incurred) discounted the original effective interest rate of the financial asset (or the effective interest rate computed at initial recognition), and is presented as a reduction of the asset balance and recorded in income statements.

In estimating the future cash flows of debt instruments the following factors are considered:

• All the amounts that are expected to be obtained over the remaining life of the instrument, in this case, the provided guarantees. The impairment loss considers the likelihood of collecting accrued interest receivable.

• The various types of risk to which each instrument is subject; and

• The circumstances in which collections will foreseeably be made.

These cash flows are subsequently discounted using the instrument's effective interest rate.

Specifically, in regards to recoverable amount losses resulting from materialization of the insolvency risk of the obligors (credit risk), a debt instrument is impaired due to insolvency when there is evidence of a deterioration of the obligor's ability to pay, either because it is in arrears or for other reasons.

The Bank, through its risk area, applies policies, methods and procedures to mitigate its exposure to credit risk arising from insolvency attributable to counterparties.

These policies, methods and procedures are applied in the granting, in the examination and to document debt instruments, and contingent liabilities and commitments, the identification of their recoverable amount and the calculation of the amounts necessary to cover the related credit risk.

The procedures applied in the identification, measurement, control and reduction of the exposure to credit risk, are based on an individual basis or grouped by similarity.

• Clients with individual management: Wholesale clients, financial institutions and certain companies. Risk management is performed through an analysis complemented by tools to support the decision-making based in internal risk assessment.

• Clients with standardized management: individuals and companies not classified as individual clients. Risk management models based on automated decision-making and risk assessment procedure, complemented, when the model is not comprehensive or accurate enough, by teams of analysts specialized in this type of risk. The credits related to clients standardized, are usually considered not recoverable when they have historical loss experience and delay greater than 90 days.

With regard to the provision for losses due to the impairment of credit risk, the Bank assesses all loans.

Loans are individually assessed for impairment or jointly assessed for impairment. Loans accounted for at amortized cost, which are not assessed individually for impairment, are jointly assessed for impairment, being grouped considering the similarity of risk. Loans individually assessed for impairment are not included in balances assessed together for impairment.

To individually measure the impairment loss of loans assessed for impairment, the Bank considers the borrower's conditions, such as its economic and financial situation, level of indebtedness, capacity to generate income, cash flow, management, corporate governance and quality of internal controls, payment history, industry experience, contingencies and credit limits, as well as asset characteristics, such as their nature and purpose, type, sufficiency and liquidity level guarantees and total credit value , and also based on historical impairment experience and other circumstances known at the time of valuation.

To measure the impairment loss of loans assessed collectively for impairment, the Bank separates financial assets into groups taking into account the characteristics and similarities of credit risk, that is, according to segment, type of assets, guarantees and other factors associated with historical impairment experience and other circumstances known at the time of the valuation.

In some cases, the observable inputs needed to estimate the amount of an impairment loss on a financial asset may be limited or no longer fully relevant to current circumstances.

In such cases, the entity uses its judgmental experience to estimate the amount of any impairment loss. Similarly, the entity uses its judgmental experience to adjust the observable data for a group of financial assets to reflect current circumstances.

The impairment loss is calculated by using statistical models that consider the following factors:

• Exposure to Default or “EAD - Exposure at Default” is the amount of risk exposure on the date of default by the borrower. The default time is considered in the “PD - Probability of Default” measurement.

• In accordance with IFRS, the exposure at default used for this calculation is the current exposure, as reported in the balance sheets.

• Probability of default, or “PD - Probability of Default”, is the probability that the borrower will not meet its principal and/or interest payment obligations.

PD is measured using a one-year time horizon, in the case of stage 1 operations, as well as the asset's lifetime (stages 2 and 3); that is, it quantifies the probability that the borrower will default. The loan will be considered in default if the principal or interest is overdue for ninety days or more or the loan is outstanding but there are doubts as to the creditworthiness of the counterparty (subjective doubtful assets).

• Loss due to default, or “LGD - Loss Given at Default”, is the loss arising in the event of default.

The LGD calculation is based on the net write-offs of nonperforming loans, taking into account the collateral associated with the loans, the income and expenses associated with the recovery process, and also the time of default.

• Loss identification period, or "LIP - Loss identification period", is the period of time between the occurrence of a loss event and the identification of evidence of such loss. In other words, it represents the time horizon from the occurrence of the credit loss to the effective confirmation of such loss.

• In addition, prior to writing off overdue loans (which is done only after the Bank has exhausted all recovery efforts and after approximately 360 days of delay), full provision is made for the remaining outstanding amount of the loan so that the provision for loan losses fully cover the losses. Therefore, the Bank understands that its loan loss allowance methodology was developed in order to correspond to its risk metric and capture loans that could potentially present impairment.

iii. Debt or equity instruments classified as financial assets measured at fair value through other comprehensive income

The difference between the amortized cost and fair value of debt or equity instruments classified as available for sale are recorded in equity under "Other Comprehensive Income."

When there is objective evidence that the aforementioned differences are due to a prolonged decline in fair value, they are no longer recognized in equity and are reclassified, at the cumulative amount at that date, to the consolidated income statement. Losses from a prolonged decline in fair value relating to an investment in equity instruments are not reversed in subsequent periods.

Repurchase agreements

i) Repurchase agreements

In addition, prior to writing off overdue loans (which is done only after the Bank has exhausted all recovery efforts and after approximately 360 days of delay), full provision is made for the remaining outstanding amount of the loan so that the provision for loan losses fully cover the losses. Therefore, the Bank understands that its loan loss allowance methodology was developed in order to correspond to its risk metric and capture loans that could potentially present impairment.

Differences between the purchase and sale prices are recognized as interest over the duration of the contract.

Accounting for leases – IFRS 16

j) Accounting for leases – IFRS 16

I. Lease Identification

Upon adoption of IFRS 16, the Bank recognizes lease liabilities, following the principles of IFRS 16 - Leases.

The following recognition exemptions are also being used:

Accounting for leases with a remaining term of less than 12 months as short-term leases;

Accounting for leases whose underlying asset is of low value.

The Bank leases various properties and equipment. Predominantly, the assets object of the leasing agreements are real estate related to the branches.

Banco Santander does not have right-of-use assets that meet the definition of investment properties.

II. Lease term

Lease agreements are formalized, analyzed and renegotiated individually and contain a wide range of different terms and conditions. The Bank assesses the term of the contract, as well as the intention to stay in the properties. Thus, the estimated terms may vary according to contractual conditions, considering extension options and legal provisions.

The Bank assumes that contractual termination fines charged before the due date do not make up a significant portion.

The leasing agreements do not contain restrictive clauses, but the leased assets cannot be used as collateral for loans.

III. Initial Measurement

On their initial recording, leases are recognized as a right-of-use asset and a corresponding liability on the date the leased asset becomes available for use by the Group.

The right of use to be registered is measured at its cost against the lease liability that represents the present value of the lease payments that are not made to date. Lease payments are discounted using the lessee's incremental borrowing interest rate. There are no onerous contracts that required an adjustment to use rights to be recorded as assets on the date of initial adoption.

Rights of use are measured at amortized cost in accordance with the following:

• The initial measurement value of the lease liability;

• Any lease payments made before or on the commencement date less any incentive received;

• Any directly attributable upfront cost; and

• Restoration costs, if the requirements of IAS 37 are met for recording Provisions, Contingent Liabilities and Contingent Assets.

Grupo Santander uses as an incremental rate the interest rate it would have to pay when borrowing the funds necessary to obtain the asset with a value similar to the asset subject to the lease, for a term, guarantee and similar economic scenarios, represented in Santander Brasil, by the curve cost of funding (funding) of a free asset, applied individually to each contract in accordance with the estimates projected as the lease term.

Lease liabilities include the net present value of the following lease payments:

• Reduced fixed payments of any incentive;

• Variable payments that are based on a rate or index;

• Amounts expected to be paid by the lessee based on the residual value of guarantees;

• The exercise price of a call option, if the lessee has reasonable certainty about exercising the option; and

• Payment of penalties for terminating the lease if the term of the transaction reflects the exercise of the option by the lessee.

Lease liabilities are mainly restated for inflation (IGP-M), whose estimated projections on the base date of December 31, 2022 are presented below:

IGP-M Projection (annual)
Until 3 months	0.94%
From 3 to 12 months	4.0%
From 1 to 3 years	3.0%
From 3 to 5 years	3.0%
More than 5 years	3.0%

IV. Subsequent Measurement

After the initial measurement, the values of the assets recorded as right of use are being updated using the cost method, thus any accumulated depreciation is deducted monthly, in accordance with the criteria of IAS 16 / CPC 27 - Fixed Assets on asset depreciation right of use and corrected any remeasurement of the lease liability, where applicable.

The lease liability initially recorded is updated monthly by increasing the amount of the liability for the interest portion of each lease agreement and reducing the amount of monthly lease payments and corrected for any lease remeasurement, when applicable.

The lease liability is remeasured, in the event of changes in the lease term or contract value, the amount resulting from the new determination of the lease liability is recorded as a contra entry to the corresponding right-of-use asset.

Use rights are subject to an impairment test.

Non-current assets held for sale

k) Non-current assets held for sale

Non-current assets held for sale include the carrying amount of individual items, or groups of disposals or items that form part of a business unit intended for disposal (“Discontinued operations”), the sale of which in their current condition is highly probable and the occurrence of which is expected within a year. Real estate or other non-current assets received by the consolidated entities in full or partial settlement of their debtors' payment obligations are considered as non-current assets intended for sale through the execution of auctions in which normally occur within one year.

Non-current assets held for sale are measured at the lower of fair value less cost to sell and book value on the date they are classified in this category. These assets are not depreciated.

Impairment losses on an asset or disposal group as a result of a decrease in its carrying amount to fair value (less costs to sell) are recognized in “Results on disposal and expenses on non-current assets held for sale not classified as discontinued operations” in the consolidated income statement. Gains on a non-current asset held for sale arising from subsequent increases in fair value (less costs to sell) increase its carrying amount and are recognized in the consolidated statement of income up to an amount equal to the impairment losses previously recognized.

Residual maturity periods and average interest rates

I) Residual maturity periods and average interest rates

The analysis of the maturities of the balances of certain items in the consolidated balance sheets at the end of the years 2022, 2021 and 2020 is informed in note 43-d.

Tangible assets

m) Tangible assets

Tangible assets include the value of buildings, land, furniture, vehicles, computer equipment (hardware) and other utensils owned by the Bank, including tangible assets received by the Bank in total or partial settlement of financial assets representing accounts receivable from third parties, intended to be held for continuous use, and tangible assets acquired based on finance leases, being presented at acquisition cost less the respective accumulated depreciation and any impairment losses (net book value greater than the recoverable value).

Depreciation is calculated using the straight-line method, based on the acquisition cost of the assets less their residual value. The land on which the buildings and other structures are located has an indefinite useful life and, therefore, is not depreciated.

The depreciation expense of tangible assets is recognized in the consolidated statement of income and basically calculated using the following depreciation rates (based on the estimated average years of useful life of the different assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	4% or up to contractual maturity

At the end of each period, the Bank assesses whether there is any indication that the items of tangible assets may present a loss in their recoverable value, that is, an asset that presents a book value above the realizable value, whether due to use or sale.

Once a reduction in the recoverable value of the tangible asset is identified, it is adjusted until it reaches its realizable value through the accounting recognition of a loss due to the reduction in its recoverable value recorded in "Losses with other assets (net)". Additionally, the depreciation value of said asset is recalculated in order to adjust the useful life value of the asset.

In case of evidence or indication of recovery of the value of a tangible asset, the Bank recognizes the reversal of the non-recovery loss recorded in previous periods and must adjust future depreciation expenses according to the useful life value of the asset. Under no circumstances may the reversal of an impairment loss on an asset increase its carrying amount above the amount it would have if no impairment losses had been recognized in prior years.

Conservation and maintenance expenses relating to property, plant and equipment for own use are recognized as expenses in the period in which they are incurred.

Intangible assets

n) Intangible assets

Intangible assets are identifiable non-monetary assets (separable from other assets) without physical substance which arise as a result of a legal transaction or software development. Only assets whose cost can be estimated reliably and from which the consolidated entities consider it probable that future economic benefits will be generated are recognized.

Intangible assets are recognized initially at acquisition or production cost and are subsequently measured deducting any accumulated amortization and any accumulated impairment losses.

I. Goodwill

In the acquisition and/or merger of investment in subsidiary, any difference between the investment cost and the investor's share in net fair value of assets, liabilities and contingent liabilities of the investee (subsidiary or affiliate) is accounted for in accordance with IFRS 3 "Business Combination ".

Goodwill is only recognized when it has been acquired for consideration and represents, therefore, a payment made by the acquirer in anticipation of future economic benefits from assets of the acquired entity that are not capable of being individually identified and separately recognized.

At the end of each annual reporting period or whenever there is any indication of impairment goodwill is reviewed for impairment (i.e. a reduction in its recoverable amount to below its carrying amount) and, if there is any impairment, the goodwill is written down with a charge to Impairment on non financial assets (net) - Intangible assets in the consolidated income statement.

The net fair value adjustments of assets, liabilities and contingent liabilities of the investee in relation to their carrying amount are allocated to individual identifiable assets acquired and liabilities assumed that comprise them based on their respective fair values at the date of purchase.

In the case of a business combination made in stages, prior interest in the acquired is measured again at fair value at the acquisition date when control of the acquired is obtained.

II. Other intangible assets

It is an identifiable non-monetary asset without physical substance. It basically results from software development, as well as the acquisition of rights that are capable of generating economic benefits for the Bank. They may have a definite or indefinite term characteristic.

Other intangible assets are considered to have an indefinite useful life when, based on an analysis of all relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate cash inflows for the Bank, or a finite useful life, in all other cases.

Intangible assets with an indefinite useful life are not amortized: at the end of each period the entity reviews the classification as indefinite useful life, maintaining this classification they are subject to annual impairment tests (IAS36).

Intangible assets with a defined useful life are amortized over that useful life using methods similar to those used to depreciate tangible assets. Amortization expense is recognized under “Depreciation and amortization” in the consolidated income statement.

At the end of each period, the Bank assesses whether there is any indication that the items of intangible assets may present a loss in their recoverable value, that is, an asset that presents a book value above the realizable value. Identifying any reduction in the recoverable value, this is adjusted until it reaches its realization value.

The measurement of the recoverable value of other intangible assets - software is carried out based on the value in use, as well as the analysis of the discontinuity of the asset in relation to the Bank's activities.

Software acquisition and development expenses are amortized over a maximum period of 5 years.

Other assets

o) Other assets

Includes the balance of all advances and accrued revenues (excluding accrued interest), acquired customer relationships, the net amount of the difference between pension plan obligations and the amount of plan assets with a balance in favor of the entity, if the net amount must be disclosed in the consolidated balance sheet, and the value of any other amounts and assets not included in other items.

The Bank uses the value in use of customer relationships as a basis for measuring the recoverable amount, since it is not reasonably possible to determine the net sales value, as there is no basis for making a reliable estimate of the amount to be obtained from the sale. of the asset in a transaction on an arm's length basis, between knowledgeable and interested parties. The value in use of customer relationships acquired in connection with the purchase of “payrolls” is determined on an individual basis. An analysis is prepared by the business areas with the objective of demonstrating the expected generation of future economic benefits and the present value of the expected cash flows. Quarterly, these analyzes are reviewed based on the actual cash flows of each business (value in use), which are compared with the book value, verifying whether or not there is a need to record impairment losses.

Liabilities for insurance contracts

p) Liabilities for insurance contracts

Liabilities for insurance contracts are substantially composed of mathematical provisions for benefits to be granted and granted (PMBaC and PMBC). Insurance contracts are contracts where the Bank accepts a significant risk, other than financial risk, of an insured person accepting to compensate the beneficiary in the occurrence of uncertain future events where he will be adversely affected.

Insurance liabilities are recognized when the contract is registered and the premium is collected. Contracts that are classified as insurance are not subsequently reclassified. The liability is written off when the contract expires or is cancelled.

All valuation methods used by the subsidiary are based on the general principles that the carrying amount of the net liability needs to be sufficient to meet any foreseeable obligation resulting from insurance contracts. Investment assumptions are also determined by the local regulatory body and based on Management's future expectations. In the latter case, the anticipated return on future investment is defined by Management considering available market information and economic indicators. A significant assumption related to estimating gross profit on variable annuities is the long-term annual growth rate of the underlying assets.

Tests are performed to verify whether the mathematical provisions are adequate for each exercise.

In the years ended December 31, 2022, 2021 and 2020, as determined by IFRS 4 - Classification of Contracts and subsequent amendments, the adequacy of technical provisions constituted was assessed using the Liability Adequacy Test (TAP).

On December 31, 2022, TAP indicated the need to set up additional technical provisions of R$131,831 (12/31/2021 - R$209,277 and 12/31/2020 - R$285,554) for Benefit Guarantee Fund plans (FGB).

Provisions for legal and administrative proceedings, commitments and other provisions

q) Provisions for legal and administrative proceedings, commitments and other provisions

Banco Santander and its subsidiaries are parties to judicial and administrative proceedings of a tax, labor and civil nature, arising from the normal course of their activities.

Provisions are reassessed at each balance sheet date to reflect the best current estimate and may be wholly or partially reversed or reduced when the outflow of funds and obligations related to the process is no longer likely, including the expiration of legal terms, the final and unappealable decision processes, among others.

Judicial and administrative provisions are constituted when the risk of loss in the judicial or administrative action is assessed as probable and the amounts involved can be measured with sufficient certainty, based on the nature, complexity, and history of the actions and on the opinion of the internal legal advisors and external sources and the best information available. For lawsuits whose risk of loss is possible, provisions are not set up and the information is disclosed in the explanatory notes and for lawsuits whose risk of loss is remote, disclosure is not required.

Contingent assets are not recognized in the accounting, except when there are real guarantees or favorable court decisions, over which there are no further appeals, characterizing the gain as virtually certain. Contingent assets with probable success, when existing, are only disclosed in the financial statements.

In the case of final and unappealable decisions favorable to Santander, the counterparty has the right, if specific legal requirements are met, to file a rescission action within a period determined by current legislation. Rescission actions are considered new actions and will be evaluated for purposes of contingent liabilities if, and when, they are filed.

Other liabilities

r) Other liabilities

“Other liabilities” includes the balance of all accrued expenses and deferred income, excluding accrued interest, and the amount of any other liabilities not included in other categories.

Share-based compensation

s) Share-based compensation

The Bank has long-term compensation plans with vesting conditions. The main conditions for acquisition are: (1) service conditions, provided that the participant remains employed during the term; (2) performance conditions, the number of shares to be delivered to each participant will be determined according to the result of the measurement of a Bank performance parameter: comparison of the Total Shareholder Return (RTA) of the Santander Conglomerate with the RTA of main global competitors of the Group and (3) market conditions, since some parameters are conditioned to the market value of the Bank's shares. The Bank measures the fair value of the services provided by reference to the fair value of the equity instruments granted on the grant date, taking into account the market conditions for each plan when estimating the fair value.

Settlement in Shares

The Bank measures the fair value of the services provided by reference to the fair value of the equity instruments granted on the grant date, taking into account the market conditions for each plan when estimating the fair value. In order to recognize personnel expenses against capital reserves over the period of validity, as services are received, the Bank considers the treatment of service conditions and recognizes the amount for services received during the period of validity. term, based on the best estimate of the estimate for the number of equity instruments expected to be granted.

Cash Settlement

For share-based payments settled in cash (in the form of share appreciation), the Bank measures the services provided and the corresponding liability incurred at fair value. This procedure consists of capturing the valuation of shares between the date of grant and settlement. The Bank reassesses the fair value of the liability at the end of each reporting period, any changes in this amount are recognized in profit or loss for the period. In order to recognize personnel expenses against the provisions in “salaries payable” throughout the effective period, reflecting how the services are received, the Bank records the total liability that represents the best estimate of the amount of appreciation right of the shares that will be acquired at the end of the effective period and recognizes the value of services received during the effective period, based on the best available estimate. Periodically, the Bank reviews its estimate of the number of share appreciation rights that will be acquired at the end of the grace period.

Recognition of income and expenses

t) Recognition of income and expenses

The most significant criteria used by the Bank to recognize its income and expenses are summarized as follows:

i. Interest income, interest expenses and similar items

Interest income, interest expenses and similar items are generally recognized on an accrual basis using the effective interest method.

ii. Commissions, fees and similar items

Fees and commission income and expenses are recognized in the income statement using criteria that vary according to their nature (note 34). The main criteria are as follows:

• Income and expenses from fees and commissions, related to financial assets and financial liabilities measured at fair value through profit or loss, are recognized when paid;

• Those arising from transactions or services performed over a period of time are recognized over the life of those transactions or services; It is

• Those relating to services provided in a single act are recognized upon execution of that single act.

iii. Non-financial income and expenses

These are recognized for accounting purposes on an accrual basis.

iv. Deferred collections and payments

These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.

v. Loan arrangement fees

Loan arrangement fees, mainly loan origination and application fees, are accrued and recognized in the income statement over the term of the loan. In the case of loan origination fees, the portion relating to the associated direct costs incurred in the loan arrangement is recognized immediately in the consolidated income statement.

Guarantees

u) Guarantees

u.1) Financial guarantees

Financial guarantees are defined as contracts whereby an entity undertakes to make specific payments on behalf of a third party if the latter fails to do so, regardless of the various legal forms they may have, such as guarantees, irrevocable documentary credits issued or confirmed by the entity, etc.

The Bank initially recognizes commissions on financial guarantees as liabilities in the consolidated balance sheet at fair value, which is generally the present value of fees, commissions or interest receivable from these contracts over their term.

Financial guarantees, regardless of guarantor, instrumentation or other circumstances, are reviewed periodically to determine the credit risk to which they are exposed and, as the case may be, to consider whether a provision is necessary. Credit risk is determined by applying criteria similar to those established for quantifying impairment losses on debt instruments measured at amortized cost.

Provisions set up for these operations are recognized under “Provisions for legal and administrative proceedings, commitments and other provisions” in the consolidated balance sheet (note 22).

If a specific provision is required for financial guarantees, the related unearned fees are recognized under “Financial liabilities at amortized cost – Other financial liabilities” in the consolidated balance sheet and are reclassified to the appropriate provision.

u.2) Guarantees and Credit Risk Mitigation Policy

Banco Santander has the practice of controlling credit risks through the use of guarantees in its operations. Each business unit is responsible for credit risk management and formalizes the use of guarantees in its credit policies.

Banco Santander uses guarantees in order to increase its recovery capacity in transactions subject to credit risk. The guarantees used can be fiduciary, real, legal structures with mitigation power and compensation agreements. Annually, the Bank revises its guarantee policies to capture changes in the market, in the characteristics of the assets given in guarantee and in the conditions of the assets, these are examples of revised technical parameters.

Credit limits are continuously monitored and changed based on customer behavior. Thus, potential loss amounts represent a fraction of the available amount.

Assets under management and investment and pension funds managed by the Bank

v) Assets under management and investment and pension funds managed by the Bank

Assets owned by third parties and managed by the consolidated entities are not presented in the consolidated financial statements. Management fees are included in “Fee and commission income” in the consolidated income statement. Note 43-b contains information on the third-party assets managed by the Bank.

The investment funds and pension funds managed by the consolidated entities are not recorded in the consolidated financial statements since the related assets are owned by third parties. The fees and commissions earned in the year for the services rendered by the Bank entities to these funds (asset management and custody services) are recognized in the heading “Fee and commission income” in the consolidated income statement.

Post-employment benefits

w) Post-employment benefits

Post-employment benefit plans include the commitments of the Bank: (i) addition to the benefits of public pension plan; and (ii) healthcare in case of retirement, permanent disability or death for those employees, and their direct beneficiaries.

Defined contribution plans

Defined contribution plans are the post-employment benefit plan which the Bank, and its subsidiaries, as the sponsoring entity pays fixed contributions into a pension fund, not having a legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all benefits relating to services provided in the current and in previous periods.

The contributions made are recognized in the heading "Interest Expense and Similar Charges" in the income statement.

Defined benefit plans

Defined benefit plan is the post-employment benefit plan which is not a defined contribution plan and is shown in Note 21. For this type of plan, the sponsoring entity's obligation is to provide the benefits agreed with the former employees, assuming the potential actuarial risk that benefits will cost more than expected.

For defined benefit plan, the amendment of IAS 19 established fundamental changes in the accounting for and disclosure of employee post-employment benefits such as removing the corridor approach in the accounting for the obligation of the plans, as well as changes in the criteria for recognition of conventional interest of plan assets (valuation based on the discount rate actuarial liability).

In addition, there is full recognition in liabilities heading of actuarial losses (actuarial deficit) not recognized previously when they occur, which its counterparty is a heading in the stockholders’ equity (Other Comprehensive Income).

Main Definitions

- The present value of the defined benefit obligation is the present value without any deduction from the plan assets, of expected future payments required to settle the obligation resulting from employee service in the current and past periods.

- Deficit or surplus is: (a) the present value of the defined benefit obligation, less (b) the fair value of plan assets.

- The sponsoring entity may recognize the plan assets in the financial statements when they meet the following characteristics: (i) the fund assets are sufficient to meet all employee benefit plan or the sponsor obligations; or (ii) the assets are returned to the sponsoring entity in order to reimburse it for employee benefits already paid.

- Actuarial gains and losses correspond to changes in the present value of defined benefit obligation resulting from: (a) adjustments by experience (the effects of differences between the actuarial assumptions adopted and what has actually occurred); and (b) effects of changes in actuarial assumptions.

- Current service cost is the increase in the present value of the defined benefit obligation resulting from employee service provided in the current period.

- The past service cost is the change in present value of defined benefit obligation for employee service provided in prior periods resulting from a change in the plan or reductions in the number of employees covered.

Post-employment benefits are recognized in income under Interest and similar expenses and provisions (net).

The defined benefit plans are recorded based on an actuarial study, conducted annually by an external consulting firm, at the end of each year to be effective for the subsequent period.

Other long-term employee benefits

x) Other long-term employee benefits

Other long-term employee benefits, defined as obligations to beneficiaries of early retirement - considered as those who ceased to provide services to an entity, but who, without being legally retired, continue to have economic rights in relation to the entity until they acquire the legal status of retirees - time bonuses for accounting purposes, as the case may be, as previously established for post-employment defined benefit plans, except that all past service costs and actuarial gains and losses are recognized immediately (note 21).

Termination benefits

y) Termination benefits

Termination benefits are recognized when there is a detailed formal plan identifying the basic changes to be made, provided that implementation of the plan has begun, its main features have been publicly announced or objective facts concerning its implementation have been disclosed.

Income taxes (IRPJ), Social Contribution (CSLL), Social Integration Program (PIS) and Tax for Social Security Financing (COFINS)

z) Income taxes (IRPJ), Social Contribution (CSLL), Social Integration Program (PIS) and Tax for Social Security Financing (COFINS)

The income tax expense is obtained by adding the Income Tax, Social Contribution, PIS and COFINS. Current Income Tax and Social Contribution arise from the application of the respective rates on taxable income, and the PIS and COFINS rates applied on the respective calculation basis provided for in the specific legislation, also added to changes in deferred tax assets and liabilities recognized in the consolidated income statement. For income tax expenses resulting from a transaction recognized directly in equity, the tax effect is also recognized in equity.

The IRPJ charge is calculated at the rate of 15%, plus an additional 10%, applied on profit, after making the adjustments determined by tax legislation. CSLL is calculated at the rate of 15% for financial institutions and private insurance and capitalization companies and 9% for other companies, levied on profit, after considering the adjustments determined by tax legislation. The CSLL rate, for banks of any kind, was increased from 15% to 20% effective as of March 1, 2020, pursuant to article 32 of Constitutional Amendment 103/2019.

The CSLL rate for banks of any kind, financial institutions, private insurance and capitalization legal entities (financial sector legal entities) was increased by 1% for the base period between August 1, 2022 and August 31 December 2022, pursuant to MP 1,115/2022.

The social integration program – PIS and the Contribution for the Financing of Social Security – COFINS are calculated at the combined rate of 4.65% on certain gross revenues and expenses. Financial institutions may deduct certain financial expenses when determining the basis for calculating PIS and COFINS. PIS and COFINS are considered as a component of profit (net of certain revenues and expenses); therefore, and in accordance with IAS 12, they are accounted for as income tax.

Tax assets and liabilities (except provisions for taxes) classified as “Current” are amounts of taxes to be recovered and amounts of taxes to be paid in the next 12 months.

Deferred tax assets and liabilities include temporary differences, identified as amounts expected to be paid or recovered on differences between the carrying amounts of assets and liabilities and their respective calculation bases, and accumulated tax credits and losses.

These amounts are measured at the rates expected to apply in the period in which the asset is realized or the liability settled and are revalued at each balance sheet date.

Deferred tax assets are only recognized as temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilised, and the deferred tax assets do not result from initial recognition (except in a business combination) of other assets and liabilities in a transaction that affects neither taxable income nor accounting income. Other deferred tax assets (accumulated tax credits and tax losses) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable income against which they can be used.

Due to the change in the CSLL rate, the group companies remeasured their deferred tax assets and liabilities at the rates applicable to the period in which the realization of the asset and the settlement of the liability are estimated.

Income and expenses recognized directly in equity are accounted for as temporary differences.

The expectation of realization of the Bank's deferred tax assets is based on projections of future results and based on a technical study, as shown in note 23.

aa) Consolidated cash flow statements

The following terms are used in the consolidated statement of cash flows with the following meanings:

• Cash flows: inflows and outflows of cash and cash equivalents, which are highly liquid financial investments subject to insignificant risk of changes in value and typically with a maturity of about three months or less from the date of original purchase.

• Operating activities: the primary revenue-generating activities of financial institutions and other activities that are not financing or investing activities.

• Investing activities: the acquisition and sale of long-term assets and other investments not included in cash and cash equivalents.

• Financing activities: activities that result in changes in the amount and composition of equity and liabilities that are not operating activities.

When preparing the consolidated statement of cash flows, highly liquid financial investments with insignificant risk of changes in their values were classified as “Cash and cash equivalents”. The Bank classifies as cash and cash equivalents the balances recorded in the items "Cash and reserves at the Central Bank of Brazil" and "Loans and other amounts with credit institutions" in the consolidated balance sheet, except for resources for restricted use and long-term operations. term.

Interest paid and received corresponds to Banco Santander's operating activities.